STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 17, 2023	Aug. 17, 2020	Oct. 24, 2019	Oct. 24, 2019	Oct. 22, 2019	Oct. 22, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split	1 for 2 reverse stock split	one (1)-for-four (4) reverse stock.
Preferred stock shares authorized							20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock,par value							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized							500,000,000		500,000,000		500,000,000	500,000,000
Common stock, par value	$ 0.00001						$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Reverse stock split									24,999,834		24,999,834
Common stock shares issued							24,999,834		24,999,834		24,999,834	24,999,834
Common stock shares outstanding	24,999,834						24,999,834		24,999,834		24,999,834	24,999,834
Stock based compensation							$ 92,885	$ 92,885	$ 278,655	$ 278,655	$ 371,540	$ 371,540
Unrecognized compensation expenses							$ 22,472		$ 22,472		$ 301,127
Employee services expected to be recognized									25 days		9 months 21 days
Proceeds from contributed capital										$ 142,200	$ 142,200
Yunnan Shengshengyuan Technology Co Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from contributed capital											$ 145,300
Employees and Contractors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock awards vest years									5 years		5 years
Share based payment award description									the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.		the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.
Employees and Contractors [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares			275,000	275,000	18,750	18,750
Issuance of value			$ 1,520,200	$ 1,520,200	$ 337,500	$ 337,500
Price per share			$ 5.528	$ 5.528	$ 18	$ 18
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split											8
Common stock shares issued											24,999,834	24,999,834
Common stock shares outstanding											24,999,834	24,999,834